Significant accounting policies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2021 $ / $
Significant accounting policies
Ownership interest in subsidiary (as a percent%)	100.00%	100.00%	100.00%
Average FX rate		0.6935	0.7512		0.7512	0.6884
Closing FX rate		0.6804	0.7272	0.7272	0.7272	0.7706	0.7272
IFRS | Annual Improvements 2018
Significant accounting policies
Cumulative translation adjustment				$ 35,540